PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	2016	2017
	RMB	RMB
Rental and other deposits	677	3,116
Prepayments for rental and others	19,725	29,799
Employee advances	4,082	9,268
Payments made on behalf of customers	462,841	458,199
Prepaid insurance premium	958	1,035
Interest income receivable	37,344	51,374
Others	1,931	6,314

Total	527,558	559,105

Schedule of movement of allowance for payments made on behalf of customers
	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of period	958	856	459
Additions	1,723	843	9,656
Write-offs	(1,825)	(1,240)	(7,068)

Balance at end of period	856	459	3,047